Expense Example, No Redemption - Victory Pioneer Equity Premium Income Fund - Class C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	$ 2,362